Capital Withdrawal Payable To General Partner (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Withdrawal Payable To General Partner [Abstract]
Capital withdrawals payable to General Partner	$ 212,143	$ 1,276,588
Amount of profit share included in capital withdrawals payable to General Partner	$ 212,143	926,588
Withdrawals payable to General Partner		$ 350,000